LEASES (Schedule of Components of Lease Costs, Lease Term and Discount Rate) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Operating lease cost:
Total Operating lease Cost	$ 4,140
Office and warehouse space [Member]
Operating lease cost:
Total Operating lease Cost	2,031
Base stations [Member]
Operating lease cost:
Total Operating lease Cost	$ 546
Weighted Average Remaining Lease Term (years):
Weighted Average Remaining Lease Term	6 years
Weighted Average Discount Rate (%):
Weighted Average Discount Rate	2.13%
Vehicles [Member]
Operating lease cost:
Total Operating lease Cost	$ 533
Weighted Average Remaining Lease Term (years):
Weighted Average Remaining Lease Term	1 year 4 months 24 days
Weighted Average Discount Rate (%):
Weighted Average Discount Rate	9.17%
Others [Member]
Operating lease cost:
Total Operating lease Cost	$ 1,030
Weighted Average Remaining Lease Term (years):
Weighted Average Remaining Lease Term	2 years 8 months 12 days
Weighted Average Discount Rate (%):
Weighted Average Discount Rate	7.83%
Office and warehouse space [Member]
Weighted Average Remaining Lease Term (years):
Weighted Average Remaining Lease Term	6 years 3 months 19 days
Weighted Average Discount Rate (%):
Weighted Average Discount Rate	5.26%